Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 08, 2024
Registrant Name	dei_EntityRegistrantName	Fidelity Covington Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0000945908
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 08, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 09, 2024
Prospectus Date	rr_ProspectusDate	Feb. 09, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A